LEASES - Other Information (Details) - Vimeo Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Right-of-use assets obtained in exchange for lease liabilities	$ 1,322	$ 829
Cash paid for amounts included in the measurement of lease liabilities	$ 3,601	$ 1,778